UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2001

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York   January 16, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	$523,220,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT & T Canada, Inc.            COM              00207q202     1660    55000 SH       SOLE                    55000
Alleghany                      COM              017175100     8499    44162 SH       SOLE                    44162
BHP Billiton Ltd.              COM              088606108      686    64018 SH       SOLE                    64018
Baker Hughes                   COM              057224107    17934   491745 SH       SOLE                   491745
Berkley W R Corp               COM              084423102     1621    30178 SH       SOLE                    30178
Citigroup                      COM              172967101    22349   442726 SH       SOLE                   442726
Comcast Cl A Special           COM              200300200    19804   550114 SH       SOLE                   550114
Continental Airlines Class B   COM              210795308     1702    64935 SH       SOLE                    64935
Dell Computer                  COM              247025109    21858   804203 SH       SOLE                   804203
Duke Energy                    COM              264399106     3844    97922 SH       SOLE                    97922
Equity Office Properties       COM              294741103    22807   758226 SH       SOLE                   758226
Equity Residential Property    COM              29476L107    28568   995050 SH       SOLE                   995050
Exxon Mobil                    COM              30231G102      867    22060 SH       SOLE                    22060
Family Dollar Stores           COM              307000109     6005   200302 SH       SOLE                   200302
Federal National Mortgage      COM              313586109      368     4628 SH       SOLE                     4628
Fidelity National Financial    COM              316326107    15425   621996 SH       SOLE                   621996
Gemstar TV Guide Int'l Inc.    COM              36866w106     2405    86834 SH       SOLE                    86834
L-3 Communications Holdings In COM              502424104     1143    12700 SH       SOLE                    12700
Liberty Media Corporation New  COM              530718105    24058  1718400 SH       SOLE                  1718400
Nabors Industries              COM              629568106     3520   102525 SH       SOLE                   102525
National Instruments           COM              636518102    27950   746124 SH       SOLE                   746124
NeoMagic Corp.                 COM              640497103      826   234800 SH       SOLE                   234800
Newfield Exploration           COM              651290108    29747   837719 SH       SOLE                   837719
Noble Affiliates Inc.          COM              654894104    34571   979618 SH       SOLE                   979618
Oxford Health                  COM              691471106    22448   744776 SH       SOLE                   744776
Progressive Corp.              COM              743315103    43476   291199 SH       SOLE                   291199
Prosoft Training.com           COM              9307375         45    45606 SH       SOLE                    45606
Rogers Wireless Communications COM              775315104    12220   839877 SH       SOLE                   839877
Synopsys                       COM              871607107    39034   660813 SH       SOLE                   660813
UnitedHealth Group Inc.        COM              91324P102    40531   572713 SH       SOLE                   572713
Waste Management Inc.          COM              94106L109    52273  1638149 SH       SOLE                  1638149
Westport Resources Corp        COM              961418100    11669   672587 SH       SOLE                   672587
White Mountains Insurance Grou COM              964126106     3306     9500 SH       SOLE                     9500